Other Liabilities - Schedule of Other Liabilities (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Other Liabilities Abstract
Accounts payable to third parties	$ 420,260	$ 336,944
Creditors for intermediation of financial instruments	193,171	252,038
Liability for income from usual activities from contracts with customers	39,783	43,877
Agreed dividends payable	13,467	12,075
VAT debit	4,077	9,286
Securities to be settled	3,633	10,347
Outstanding transactions	1,532	1,644
Other cash guarantees received	483	456
Other liabilities	34,992	30,304
Total	$ 711,398	$ 696,971